Convertible Loans (Details) $ in Thousands, € in Millions			1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Jul. 21, 2023 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Convertible loan notes		$ 6,130	$ 6,130	$ 8,809				$ 8,809		$ 6,130
Fixed interest rate (as a percent)	8.00%
Lowest price per share paid by investor (as a percent)	60.00%									60.00%
Valuation Cap | €	€ 206.5
Redemption Premium (As a percent)										100.00%
Debt discount related to beneficial conversion feature of convertible loans			9,100		$ 10,263	$ 16,961				$ 9,089
Fair value of the derivative liabilities		25,000	25,000							25,000
Beneficial conversion feature			9,100
Debt issuance costs		500	500							500
Loss on issuance of convertible loans								44,242
Changes in fair value of derivative liability				(1,637)			$ (3,138)	(58,253)	$ (3,138)	(8,724)
Loans, measured at amortized cost		6,130	6,130	$ 8,809				$ 8,809		6,130
Debt discount		20,700	20,700							$ 20,700
Accretion of amortized cost		1,100
Qualified Financing
Debt Instrument [Line Items]
Lowest price per share paid by investor (as a percent)										60.00%
Non-Qualified Financing
Debt Instrument [Line Items]
Lowest price per share paid by investor (as a percent)										60.00%
Convertible Loan
Debt Instrument [Line Items]
Fair value of the derivative liabilities		$ 35,000	$ 35,000							$ 35,000